Document and Entity Information	Aug. 07, 2023
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001636282
Document Type	8-K
Document Period End Date	Aug. 07, 2023
Entity Registrant Name	AEGLEA BIOTHERAPEUTICS, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37722
Entity Tax Identification Number	46-4312787
Entity Address, Address Line One	221 Crescent Street
Entity Address, Address Line Two	Building 17
Entity Address, Address Line Three	Suite 102B
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02453
City Area Code	(617)
Local Phone Number	651-5940
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	AGLE
Entity Emerging Growth Company	false